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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                               ---------------------
Check here if Amendment [  ]; Amendment Number:
                                                --------------------
This Amendment:  (Check only one:): [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Mente, L.L.C.
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Address:   2365 Carillon Point
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           Kirkland, WA 98033
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Form 13F File number:  28-11806
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:      Michael Larson
           -------------------
Title:     Business Manager
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Phone:     (425) 889-7900
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Signature, Place, and Date of Signing

/s/ Michael Larson             Kirkland, Washington          May 15, 2006
-------------------           ----------------------        --------------
    [Signature]                  [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        ---
Form 13F Information Table Entry Value:  1
                                        ---
Form 13F Information Table Value Total:  $114,437
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson


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                           FORM 13F INFORMATION TABLE
                              As of March 31, 2006

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                                                                AMOUNT AND TYPE OF                               VOTING AUTHORITY
                                                                     SECURITY
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NAME OF ISSUER         TITLE OF CLASS     CUSIP     VALUE (1)   SHARES/PRN     SH/  INVESTMENT     OTHER    SOLE    SHARED     NONE
                                                     (X1000)      AMOUNT       PRN  DISCRETION   MANAGERS
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
NEXTEL PARTNERS INC              CL A   65333F107   $ 114,437    4,040,870     SH     OTHER         1              4,040,870
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